Share Based Payment (Schedule of nature and scope of share based payment plans during the period) (Details) - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	275,000	0
May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	May 2025
Granted during the year	275,000
July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	July 2022
Granted during the year	164,000
Bottom of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Bottom of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Top of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years
Top of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years
Stock options for senior management [Member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	May 2025
Granted during the year	75,000
Stock options for senior management [Member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	July 2022
Granted during the year	75,000
Stock options for senior management [Member] | Bottom of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Stock options for senior management [Member] | Bottom of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Stock options for senior management [Member] | Top of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years
Stock options for senior management [Member] | Top of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years
Stock options for owners [Member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	May 2025
Granted during the year	200,000
Stock options for owners [Member] | Bottom of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Stock options for owners [Member] | Top of range [member] | May 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years
Stock options for other employees [Member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period	July 2022
Granted during the year	89,000
Stock options for other employees [Member] | Bottom of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	2 years
Stock options for other employees [Member] | Top of range [member] | July 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan	5 years